CVC - BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Components of Net Benefit Cost for defined Benefit Plans
Components of the benefit costs, recorded in other income (expense), net, for the Defined Benefit Plans for the years ended December 31, 2017 and 2016, is as follows:

	Years Ended December 31,
	2017	2016
Interest cost	$11,786	$6,946
Expected return on plan assets, net	(4,905)	(3,880)
Curtailment loss	3,137	231
Settlement loss (income) (reclassified from accumulated other comprehensive loss) (a)	1,845	(154)
Non-operating pension costs	$11,863	$3,143

(a)
As a result of benefit payments to terminated or retired individuals exceeding the service and interest costs for the Pension Plan and the Excess Cash Balance Pension Plan during the year ended December 31, 2017 and during the period June 21, 2016 through December 31, 2016, the Company recognized a non-cash settlement loss that represented the acceleration of the recognition of a portion of the previously unrecognized actuarial losses recorded in accumulated other comprehensive loss on the Company’s consolidated balance sheet relating to these plans.

Plan Assumptions for Defined Benefit Plans
Weighted-average assumptions used to determine pension costs (made at the beginning of the year) and benefit obligations (made at the end of the year) for the Defined Benefit Plans are as follows:

	Benefit Costs		Benefit Obligations at December 31,
	For the Year Ended December 31, 2017	For the Period June 21, 2016 to December 31, 2016	2017	2016
Discount rate (a)	3.69%	3.53%	3.50%	3.81%
Rate of increase in future compensation levels	—%	—%	—%	—%
Expected rate of return on plan assets (Pension Plan only)	3.90%	3.97%	N/A	N/A

(a)
The discount rate of 3.53% for the period June 21, 2016 through December 31, 2016, represents the average of the quarterly discount rates used to remeasure the Company's projected benefit obligation and benefit costs in connection with the recognition of settlement losses discussed above.

Fair Values of the Pension Plan Assets by Asset Category
The weighted average asset allocations of the Pension Plan at December 31, 2017 and 2016 were as follows:

	Plan Assets at December 31,
	2017	2016
Asset Class:
Mutual funds	32%	43%
Fixed income securities	66	55
Cash equivalents and other	2	2
	100%	100%
The fair values of the assets of the Pension Plan at December 31, 2017 by asset class are as follows:

Asset Class	Level I	Level II	Level III	Total

Mutual funds	$61,833	$—	$—	$61,833
Fixed income securities held in a portfolio:
Foreign issued corporate debt	—	10,721	—	10,721
U.S. corporate debt	—	39,992	—	39,992
Government debt	—	4,645	—	4,645
U.S. Treasury securities	—	62,601	—	62,601
Asset-backed securities	—	10,978	—	10,978
Other	—	—	—	—
Cash equivalents (a)	6,691	2,782	—	9,473
Total (b)	$68,524	$131,719	$—	$200,243

(a)	A significant portion represents an investment in a short-term investment fund that invests primarily in securities of high quality and low risk.

(b)	Excludes cash and net payables relating to the purchase of securities that were not settled as of December 31, 2017.
The fair values of the assets of the Pension Plan at December 31, 2016 by asset class are as follows:

Asset Class	Level I	Level II	Level III	Total

Mutual funds	$121,356	$—	$—	$121,356
Fixed income securities held in a portfolio:
Foreign issued corporate debt	—	13,583	—	13,583
U.S. corporate debt	—	48,046	—	48,046
Government debt	—	4,810	—	4,810
U.S. Treasury securities	—	77,285	—	77,285
Asset-backed securities	—	14,065	—	14,065
Other	—	247	—	247
Cash equivalents (a)	2,593	3,089	—	5,682
Total (b)	$123,949	$161,125	$—	$285,074

(a)	A significant portion represents an investment in a short-term investment fund that invests primarily in securities of high quality and low risk.

(b)	Excludes cash and net payables relating to the purchase of securities that were not settled as of December 31, 2016.

Cablevision Systems Corporation And Subsidiaries
Defined Benefit Plan Disclosure [Line Items]
Funded Status for All Qualified and Non-Qualified defined Benefit Plans
Summarized below is the funded status and the amounts recorded on the Company's consolidated balance sheets for all of the Company's Defined Benefit Plans at December 31, 2015:

Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$430,846
Service cost	344
Interest cost	15,523
Actuarial (gain) loss	(14,912)
Curtailments	—
Benefits paid	(27,838)
Projected benefit obligation at end of year	403,963

Change in plan assets:
Fair value of plan assets at beginning of year	303,676
Actual return (loss) on plan assets, net	(3,921)
Employer contributions	25,929
Benefits paid	(27,838)
Fair value of plan assets at end of year	297,846

Unfunded status at end of year	$(106,117)

Net Funded Status Relating to Defined Benefit Plans
The Company's net funded status relating to its Defined Benefit Plans at December 31, 2015 are as follows:

Defined Benefit Plans	$(106,117)
Less: Current portion related to nonqualified plans	6,889
Long-term defined benefit plan obligations	$(99,228)

Components of Net Benefit Cost for defined Benefit Plans
Components of the net periodic benefit cost, recorded in other operating expenses, for the Defined Benefit Plans for the period January 1, 2016 to June 20, 2016 and for the year ended December 31, 2015, are as follows:

	January 1, 2016 to June 20, 2016	Year ended December 31, 2015

Service cost	$—	$344
Interest cost	7,130	15,523
Expected return on plan assets, net	(3,565)	(8,297)
Recognized actuarial loss (reclassified from accumulated other comprehensive loss)	(1,446)	1,294
Settlement (income) loss (reclassified from accumulated other comprehensive loss) (a)	1,655	3,822
Net periodic benefit cost	$3,774	$12,686

(a)
As a result of benefit payments to terminated or retired individuals exceeding the service and interest costs for the Pension Plan and the Excess Cash Balance Pension Plan during the period January 1, 2016 through June 20, 2016, and year ended December 31, 2015, the Company recognized a non-cash settlement loss that represented the acceleration of the recognition of a portion of the previously unrecognized actuarial losses recorded in accumulated other comprehensive loss on the Company’s consolidated balance sheets relating to these plans.

Plan Assumptions for Defined Benefit Plans
Weighted-average assumptions used to determine net periodic cost (made at the beginning of the year) and benefit obligations (made at the end of the year) for the Defined Benefit Plans are as follows:

	Weighted-Average Assumptions
	Net Periodic Benefit Cost		Benefit Obligations
	January 1, 2016 to June 20, 2016	Year ended December 31, 2015	December 31, 2015
Discount rate (a)	3.76%	3.83%	3.94%
Rate of increase in future compensation levels	—%	—%	—%
Expected rate of return on plan assets (Pension Plan only)	3.97%	4.03%	N/A

(a)
The discount rates of 3.76% and 3.83%, for the period January 1, 2016 through June 20, 2016, and year ended December 31, 2015, respectively, represent the average of the quarterly discount rates used to remeasure the Company's projected benefit obligation and net periodic benefit cost in connection with the recognition of settlement losses discussed above.

Weighted Average Asset Allocations of Pension Plan
The weighted average asset allocations of the Pension Plan at December 31, 2015 are as follows:

Plan Assets at December 31,
2015
Asset Class:
Mutual funds	39%
Fixed income securities	61
Cash equivalents and other	—
100%

Fair Values of the Pension Plan Assets by Asset Category
The fair values of the assets of the Pension Plan at December 31, 2015 by asset class are as follows:

Asset Class	Level I	Level II	Level III	Total

Mutual funds	$117,174	$—	$—	$117,174
Fixed income securities held in a portfolio:
Foreign issued corporate debt	—	12,825	—	12,825
U.S. corporate debt	—	54,005	—	54,005
Government debt	—	8,273	—	8,273
U.S. Treasury securities	—	90,414	—	90,414
Asset-backed securities	—	18,563	—	18,563
Cash equivalents (a)	893	—	—	893
Total (b)	$118,067	$184,080	$—	$302,147

(a)	Represents an investment in a money market fund.

(b)	Excludes cash and net payables relating to the sale of securities that were not settled as of December 31, 2015.